Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2016
Registrant Name	AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Central Index Key	0000845376
Amendment Flag	false
Document Creation Date	Mar. 15, 2017
Document Effective Date	Mar. 17, 2017
Prospectus Date	Mar. 17, 2017